Acquisition of fuboTV (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Apr. 02, 2020	Apr. 01, 2020	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Options exercisable, weighted average price				$ 8.38
Number of shares issued during period, new issues				$ 2,297	$ 1,778	$ 2,526	$ 3,185
Stock option shares issued on converted basis			15,000,000
Common Stock [Member]
Shares issued during period for merger
Number of common shares issued				795,593	378,098	1,028,497	623,578
Number of shares issued during period, new issues
Stock option shares issued on converted basis			15,000,000
Subsequent Event [Member] | Merger Agreement [Member] | Fubo Tv [Member]
Preferred stock, voting rights		Each share of Series AA Preferred Stock is entitled to 0.8 votes per preferred share, and is convertible into two (2) shares of FaceBank Common Stock, only in connection with a bona fide transfer to a third party. The Series AA Preferred stock will benefit from certain protective provisions which, among others, require FaceBank to obtain the approval of a majority of the shares of outstanding Series AA Preferred Stock, voting as a separate class before undertaking certain actions. The effect of the Merger and the terms of the Series AA Preferred Stock is to initially establish an approximate two-thirds majority ownership of FaceBank on a common equivalent basis for the pre-Merger fuboTV shareholders while preserving a majority voting interest for the pre-Merger FaceBank shareholders.
Options exercisable, weighted average price		$ 1.32
Subsequent Event [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Common Stock [Member]
Shares issued during period for merger		64,648,726
Aggregate number of options to acquire common stock	8,051,098
Options exercisable, weighted average price	$ 1.32
Purchase price of acquisition	$ 596,100
Market value of acquisition	$ 529,700
Shares issued price per share	$ 8.20
Number of common shares issued	64,600,000
Number of shares issued during period, new issues	$ 66,400
Stock option shares issued on converted basis	8,100
Subsequent Event [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Series AA Preferred Stock [Member]
Shares issued during period for merger	32,324,362
Preferred stock, voting rights	Pursuant to the Series AA Certificate of Designation, each share of Series AA Preferred Stock is convertible into two (2) shares of FaceBank's common stock.